Financial risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments
The Group’s policy is to have a strong liquidity position in terms of available cash and cash equivalents, and short term investments.

	2023	2022
	(in € millions)
Liquidity
Short term investments	1,100	867
Cash equivalents	2,111	1,836
Cash at bank and on hand	1,003	647
Liquidity position	4,214	3,350

Disclosure of Effect of 10% Change in Currency
The table below shows the immediate impact on net income/loss before tax of a 10% strengthening in the closing exchange rate of significant currencies to which the Group had exposure at December 31, 2023 and 2022. The impact on net income/loss before tax is due primarily to monetary assets and liabilities in a transactional currency other than the functional currency of a subsidiary within the Group. The sensitivity associated with a 10% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

2023	Swedish krona (SEK)	British pound (GBP)	U.S. dollar (USD)
	(in € millions)
(Increase)/decrease in loss before tax	(16)	(20)	60

2022	Swedish krona (SEK)	British pound (GBP)	U.S. dollar (USD)
	(in € millions)
(Increase)/decrease in loss before tax	(13)	(18)	68

Summary of Notional Principal of Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations	The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2023:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	391	536	347	994	1,646	88
Cost of revenue	279	379	243	656	1,076	66
Total	670	915	590	1,650	2,722	154
The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2022:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	336	453	293	905	1,504	69
Cost of revenue	246	321	209	599	992	52
Total	582	774	502	1,504	2,496	121

Summary of Major Security Type, Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables summarize, by major security type, the Group’s financial assets and liabilities that are measured at fair value on a recurring basis, and the category using the fair value hierarchy. The different levels have been defined in Note 2.

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2023
	(in € millions)
Financial assets at fair value
Cash equivalents:
Money market funds	2,111	—	—	2,111
Short term investments:
Money market funds	181	—	—	181
Government securities	239	8	—	247
Corporate notes	—	320	—	320
Collateralized reverse purchase agreements	—	241	—	241
Fixed income funds	111	—	—	111
Derivatives (designated for hedging):
Foreign exchange forwards	—	9	—	9
Long term investments	1,154	—	61	1,215
Total financial assets at fair value by level	3,796	578	61	4,435
Financial liabilities at fair value
Exchangeable Notes	—	—	1,203	1,203
Derivatives (not designated for hedging):
Warrants	—	—	3	3
Derivatives (designated for hedging):
Foreign exchange forwards	—	14	—	14
Total financial liabilities at fair value by level	—	14	1,206	1,220

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2022
	(in € millions)
Financial assets at fair value
Cash equivalents:
Money market funds	1,543	—	—	1,543
Time deposits	293	—	—	293
Short term investments:
Money market funds	125	—	—	125
Government securities	245	5	—	250
Corporate notes	—	309	—	309
Fixed income funds	183	—	—	183
Derivatives (designated for hedging):
Foreign exchange forwards	—	31	—	31
Long term investments	1,095	—	43	1,138
Total financial assets at fair value by level	3,484	345	43	3,872
Financial liabilities at fair value
Exchangeable Notes	—	—	1,128	1,128
Derivatives (not designated for hedging):
Warrants	—	—	1	1
Derivatives (designated for hedging):
Foreign exchange forwards	—	20	—	20
Total financial liabilities at fair value by level	—	20	1,129	1,149

Summary of Changes in Investment
The table below presents the changes in the investment in TME:

	2023	2022	2021
	(in € millions)
At January 1	1,094	852	2,228
Changes in fair value recorded in other comprehensive income/(loss)	60	242	(1,376)
At December 31	1,154	1,094	852
The table below presents the changes in the other long term investments:

	2023	2022	2021
	(in € millions)
At January 1	43	64	49
Initial recognition of long term investment	3	3	2
Changes in fair value recorded in other comprehensive (loss)/income	16	(25)	158
Changes in fair value recognized in consolidated statement of operations	—	(1)	(4)
Sale of long term investment	—	—	(144)
Effect of changes in foreign exchange rates	(1)	2	3
At December 31	61	43	64

Summary of Assumption Used to Estimate Fair Value of Warrants	The warrants are valued using a Black-Scholes option-pricing model, which includes inputs determined from models that include the value of the Company’s ordinary shares, as determined above and additional assumptions used to estimate the fair value of the warrants in the option pricing model as follows:

	2023	2022	2021
Expected term (years)	0.65	1.65	0.5 – 2.65
Risk free rate (%)	5.12	4.52	0.19 – 0.89
Volatility (%)	40.0	55.0	40.0 – 45.0
Share price (US$)	187.91	78.95	234.03

Summary of Changes in Warrants Liability
The table below presents the changes in the warrants liability:

	2023	2022	2021
	(in € millions)
January 1	1	72	89
Issuance of warrant for cash	—	—	31
Non cash changes recognized in profit or loss
Changes in fair value recognized in consolidated statement of operations	2	(74)	(53)
Effect of changes in foreign exchange rates	—	3	5
At December 31	3	1	72

Disclosure of Detailed Information about Borrowings
The table below presents the changes in the Exchangeable Notes:

	2023	2022
	(in € millions)
At January 1	1,128	1,202
Changes in fair value recognized in consolidated statement of operations	97	(144)
Changes in fair value recorded in other comprehensive loss	14	(4)
Effect of changes in foreign exchange rates	(36)	74
At December 31	1,203	1,128

Description of Fair Value Assumptions of Borrowings	The key assumptions used in the binomial option pricing model for the Exchangeable Notes were as follows:

	2023	2022
Risk free rate (%)	4.18	4.2
Discount rate (%)	6.5	7.0
Volatility (%)	45.0	45.0
Share price (US$)	187.91	78.95